Leases (Details) - Schedule of minimum rentals payable under all non-cancelable operating leases $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of minimum rentals payable under all non-cancelable operating leases [Abstract]
2022	$ 1,714
2023	1,696
2024	1,692
2025	1,748
2026	1,748
Later years	3,832
Total minimum payments required	$ 12,430